Schedule of allotted called up and fully paid (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 2,704	$ 533	$ 308
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	$ 2,703,797	$ 533,298	$ 307,815
Number allotted	12,527,212	4,439,733	25,651,140